Related Party Transactions (Details) - Schedule of Nature of Relationships With Related Parties	12 Months Ended
Sep. 30, 2023
Mr. Gang Lai [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships With Related Parties [Line Items]
Nature of relationships with related parties	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships With Related Parties [Line Items]
Nature of relationships with related parties	Chief Financial Officer and Director
Ms. Xing Wu [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships With Related Parties [Line Items]
Nature of relationships with related parties	Mr. Gang Lai’s spouse
Mr. Yajun Hu [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships With Related Parties [Line Items]
Nature of relationships with related parties	General Manager of Jiangxi Universe